Taxation (Tables)	12 Months Ended
Jun. 30, 2024
Taxation [Abstract]
Schedule of Effective Tax Rate	The following table reconciles the statutory rate to the Company’s effective tax rate:
	For the year ended June 30,
	2024	2023	2022
Income tax expense computed at applicable tax rates (25%)	25.0%	25.0%	25.0%
Effect of PRC preferential tax rate and tax exemption	(16.0)%	(66.0)%	0.0%
Non-deductible expenses	(0.6)%	18.0%	34.0%
Change of valuation allowance	(31.9)%	38.6%	63.0%
Effective tax rate	(23.5)%	15.6%	122.0%

Schedule of Provisions for Income Taxes	Significant components of the provision for income taxes are as follows:
	For the year ended June 30,
	2024	2023	2022
Current income tax expense	$142,286	$38,075	$269,984
Deferred tax expense	154	—	2,548
Income tax provision	$142,440	$38,075	$272,532

Schedule of Deferred Tax Assets	The following table presents the significant components of the Company’s deferred tax assets for the periods presented:
	As of June 30,
	2024	2023
Deferred tax assets
Net operating loss carry forwards	$776,310	$574,840
Allowance for credit losses	6	—
Less: valuation allowances	(776,316)	(574,840)
Total deferred tax assets	$—	$—

Deferred tax liabilities
Operating lease liabilities	$(748)	$—
Right-of-use assets	902	—
Total deferred tax liabilities	$154	$—